FINANCIAL INSTRUMENTS - Parent - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 6,547	£ 10,725
Total liabilities at fair value	1,961	1,772
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	9,663	8,792
Total liabilities at fair value	9,805	8,792
Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	1,250	1,055
Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	5,017	8,805
Total liabilities at fair value	0	0
Level 1 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Total liabilities at fair value	9,805	8,792
Level 1 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	1,433	1,764
Total liabilities at fair value	1,948	1,758
Level 2 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	9,663	8,792
Total liabilities at fair value	0	0
Level 2 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	1,250	1,055
Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	97	156
Total liabilities at fair value	13	14
Level 3 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Total liabilities at fair value	0	0
Level 3 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	£ 0	£ 0
Medium Term Notes | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Valuation technique	A	A
Total liabilities at fair value	£ 9,805	£ 8,792
Medium Term Notes | Level 1 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	9,805	8,792
Medium Term Notes | Level 2 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Medium Term Notes | Level 3 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Other financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	349	421
Other financial assets at FVTPL | Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Other financial assets at FVTPL | Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	282	334
Other financial assets at FVTPL | Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	67	87
Other financial assets at FVTPL | Debt securities | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 9,663	£ 8,792
Valuation technique	A, B & D	A, B & D
Other financial assets at FVTPL | Debt securities | Level 1 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 0	£ 0
Other financial assets at FVTPL | Debt securities | Level 2 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	9,663	8,792
Other financial assets at FVTPL | Debt securities | Level 3 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 0	£ 0